PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 98.0%
Issuer Shares Value ($)
Communication Services  8.0%
Diversified Telecommunication Services 6.1%
AT&T, Inc. 4,301 161,804
CenturyLink, Inc. 646 8,824
Verizon Communications, Inc. 2,447 145,450
Total 316,078
Entertainment 0.1%
Electronic Arts, Inc.
(a)
17 1,835
Take-Two Interactive Software, Inc.
(a)
36 4,487
Zynga, Inc. Class A
(a)
388 2,336
Total 8,658
Media 1.8%
Comcast Corp. Class A 1,384 59,775
Discovery, Inc. Class A
(a)
92 2,692
Discovery, Inc. Class C
(a)
205 5,693
DISH Network Corp. Class A
(a)
145 5,330
Fox Corp. Class A 186 6,897
Fox Corp. Class B 87 3,161
Interpublic Group of Cos., Inc. (The) 205 4,653
Omnicom Group, Inc. 59 4,443
Total 92,644
Total Communication Services 417,380
Consumer Discretionary  5.9%
Auto Components 0.1%
Lear Corp. 51 6,282
Automobiles 0.6%
Ford Motor Co. 3,303 29,132
Distributors 0.1%
LKQ Corp.
(a)
220 7,191
Diversified Consumer Services 0.1%
frontdoor , Inc.
(a)
69 2,938
H&R Block, Inc. 144 3,341
Total 6,279
Hotels, Restaurants & Leisure 0.9%
Aramark 202 8,917
Caesars Entertainment Corp.
(a)
476 6,507
International Game Technology PLC 82 1,106
Las Vegas Sands Corp. 148 9,666
MGM Resorts International 384 11,927
Wyndham Destinations, Inc. 76 3,688
Yum China Holdings, Inc. 57 2,455
Total 44,266
Household Durables 1.0%
DR Horton, Inc. 282 16,695
Garmin Ltd. 122 11,828
Lennar Corp. Class A 137 9,091
Lennar Corp. Class B 8 420
PulteGroup, Inc. 209 9,332
Toll Brothers, Inc. 109 4,835
Total 52,201
Internet & Direct Marketing Retail 0.1%
Expedia Group, Inc. 15 1,627
Qurate Retail, Inc. Series A
(a)
337 2,874
Total 4,501
Multiline Retail 0.9%
Dollar General Corp. 13 1,994
Target Corp. 396 43,853
Total 45,847
Specialty Retail 2.0%
Best Buy Co., Inc. 153 12,958
Home Depot, Inc. (The) 393 89,643
Total 102,601
Common Stocks (continued)
Issuer Shares Value ($)
Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc. 20 2,121
Hanesbrands, Inc. 71 977
Skechers U.S.A., Inc. Class A
(a)
70 2,617
Under Armour , Inc. Class A
(a)
53 1,070
Under Armour , Inc. Class C
(a)
54 970
Total 7,755
Total Consumer Discretionary 306,055
Consumer Staples  8.7%
Food & Staples Retailing 2.2%
Kroger Co. (The) 414 11,120
Sprouts Farmers Market, Inc.
(a)
33 516
Walgreens Boots Alliance, Inc. 400 20,340
Walmart, Inc. 726 83,120
Total 115,096
Food Products 0.8%
Campbell Soup Co. 37 1,791
General Mills, Inc. 311 16,240
Hershey Co. (The) 9 1,397
Ingredion, Inc. 35 3,080
JM Smucker Co. (The) 57 5,906
Kraft Heinz Co. (The) 327 9,548
Total 37,962
Household Products 4.0%
Colgate-Palmolive Co. 427 31,504
Kimberly-Clark Corp. 177 25,353
Procter & Gamble Co. (The) 1,200 149,544
Total 206,401
Personal Products 0.0%
Nu Skin Enterprises, Inc. Class A 29 945
Tobacco 1.7%
Altria Group, Inc. 495 23,527
Philip Morris International, Inc. 801 66,243
Total 89,770
Total Consumer Staples 450,174
Energy  7.3%
Energy Equipment & Services 0.4%
Baker Hughes Co. 539 11,675
National Oilwell Varco, Inc. 332 6,843
Patterson-UTI Energy, Inc. 175 1,389
Total 19,907
Oil, Gas & Consumable Fuels 6.9%
Cabot Oil & Gas Corp. 131 1,846
Chevron Corp. 1,634 175,067
ConocoPhillips 944 56,102
Continental Resources, Inc. 76 2,069
Devon Energy Corp. 350 7,602
EQT Corp. 220 1,331
HollyFrontier Corp. 130 5,839
Marathon Oil Corp. 698 7,936
Marathon Petroleum Corp. 562 30,629
Murphy Oil Corp. 136 2,850
PBF Energy, Inc. Class A 103 2,812
Phillips 66 384 35,086
Range Resources Corp. 193 579
Valero Energy Corp. 357 30,099
Total 359,847
Total Energy 379,754
Financials  22.7%
Banks 9.5%
Bank of America Corp. 7,258 238,280
CIT Group, Inc. 97 4,434

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2020 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Citigroup, Inc. 2,519 187,439
Citizens Financial Group, Inc. 499 18,603
Comerica, Inc. 155 9,480
First Horizon National Corp. 348 5,568
Pinnacle Financial Partners, Inc. 84 4,961
Popular, Inc. 105 5,876
Sterling Bancorp 225 4,500
Western Alliance Bancorp 95 5,247
Zions Bancorp NA 195 8,870
Total 493,258
Capital Markets 5.6%
Ameriprise Financial, Inc.
(b)
125 20,676
Bank of New York Mellon Corp. (The) 945 42,317
BlackRock, Inc. 132 69,610
Franklin Resources, Inc. 320 8,096
Intercontinental Exchange, Inc. 365 36,405
Invesco Ltd. 438 7,577
Janus Henderson Group PLC 179 4,523
Legg Mason, Inc. 97 3,798
Morgan Stanley 1,326 69,297
SEI Investments Co. 75 4,895
T Rowe Price Group, Inc. 185 24,703
Total 291,897
Consumer Finance 2.2%
Ally Financial, Inc. 438 14,029
Capital One Financial Corp. 515 51,397
Discover Financial Services 227 17,054
Navient Corp. 219 3,149
OneMain Holdings, Inc. 72 3,051
Santander Consumer USA Holdings, Inc. 116 3,088
SLM Corp. 476 5,198
Synchrony Financial 534 17,307
Total 114,273
Diversified Financial Services 0.4%
Equitable Holdings, Inc. 462 11,097
Voya Financial, Inc. 145 8,661
Total 19,758
Insurance 4.8%
Allstate Corp. (The) 365 43,267
American Financial Group, Inc. 82 8,921
Assurant, Inc. 68 8,878
Brighthouse Financial, Inc.
(a)
122 4,746
First American Financial Corp. 122 7,561
Hanover Insurance Group, Inc. (The) 45 6,236
Hartford Financial Services Group, Inc. (The) 399 23,653
Mercury General Corp. 30 1,473
MetLife, Inc. 878 43,645
Old Republic International Corp. 315 7,103
Principal Financial Group, Inc. 308 16,309
Prudential Financial, Inc. 450 40,977
Unum Group 235 6,272
Willis Towers Watson PLC 141 29,792
Total 248,833
Mortgage Real Estate Investment Trusts (REITs) 0.1%
MFA Financial, Inc. 493 3,845
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 392 5,406
Total Financials 1,177,270
Health Care  13.0%
Biotechnology 1.1%
Agios Pharmaceuticals, Inc.
(a)
16 780
Alexion Pharmaceuticals, Inc.
(a)
19 1,888
Common Stocks (continued)
Issuer Shares Value ($)
Alkermes PLC
(a)
58 1,010
Alnylam Pharmaceuticals, Inc.
(a)
6 689
Amgen, Inc. 17 3,673
Biogen, Inc.
(a)
44 11,829
Bluebird Bio, Inc.
(a)
19 1,514
Exelixis , Inc.
(a)
64 1,101
Gilead Sciences, Inc. 410 25,912
Moderna , Inc.
(a)
7 143
Regeneron Pharmaceuticals, Inc.
(a)
23 7,773
United Therapeutics Corp.
(a)
16 1,563
Total 57,875
Health Care Equipment & Supplies 2.6%
DENTSPLY SIRONA, Inc. 163 9,128
Hill-Rom Holdings, Inc. 23 2,449
Hologic , Inc.
(a)
38 2,034
Medtronic PLC 961 110,938
STERIS PLC 58 8,740
Total 133,289
Health Care Providers & Services 2.5%
Cardinal Health, Inc. 219 11,215
CVS Health Corp. 947 64,226
DaVita, Inc.
(a)
89 7,109
HCA Healthcare, Inc. 79 10,965
Humana, Inc. 55 18,493
McKesson Corp. 122 17,398
MEDNAX, Inc.
(a)
61 1,407
Premier, Inc. Class A
(a)
38 1,321
Total 132,134
Pharmaceuticals 6.8%
Allergan PLC 237 44,234
Bristol-Myers Squibb Co. 700 44,065
Jazz Pharmaceuticals PLC
(a)
5 717
Johnson & Johnson 1,631 242,807
Merck & Co., Inc. 97 8,287
Mylan NV
(a)
382 8,182
Perrigo Co. PLC 92 5,248
Total 353,540
Total Health Care 676,838
Industrials  9.6%
Aerospace & Defense 0.7%
Curtiss-Wright Corp. 51 7,417
Huntington Ingalls Industries, Inc. 10 2,610
Raytheon Co. 129 28,501
Spirit AeroSystems Holdings, Inc. Class A 12 784
Total 39,312
Air Freight & Logistics 0.2%
CH Robinson Worldwide, Inc. 39 2,817
Expeditors International of Washington, Inc. 60 4,382
XPO Logistics, Inc.
(a)
47 4,179
Total 11,378
Airlines 0.9%
Copa Holdings SA Class A 38 3,723
Delta Air Lines, Inc. 564 31,437
Southwest Airlines Co. 239 13,140
Total 48,300
Building Products 0.6%
Fortune Brands Home & Security, Inc. 116 7,970
Masco Corp. 352 16,727
Owens Corning 132 7,985
Total 32,682
Commercial Services & Supplies 0.4%
Clean Harbors, Inc.
(a)
62 5,097

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2020 (Unaudited)
| 3
Common Stocks (continued)
Issuer Shares Value ($)
Waste Management, Inc. 111 13,509
Total 18,606
Construction & Engineering 0.2%
AECOM
(a)
191 9,212
Valmont Industries, Inc. 26 3,694
Total 12,906
Electrical Equipment 1.4%
Acuity Brands, Inc. 36 4,243
AMETEK, Inc. 57 5,538
Eaton Corp. PLC 517 48,841
GrafTech International Ltd. 76 815
Hubbell, Inc. 30 4,297
nVent Electric PLC 185 4,607
Regal Beloit Corp. 51 4,001
Total 72,342
Industrial Conglomerates 2.0%
3M Co. 159 25,227
Carlisle Cos., Inc. 9 1,406
Honeywell International, Inc. 448 77,603
Total 104,236
Machinery 1.8%
Cummins, Inc. 189 30,234
Dover Corp. 99 11,271
IDEX Corp. 46 7,537
Oshkosh Corp. 85 7,314
Parker-Hannifin Corp. 157 30,723
Timken Co. (The) 82 4,308
Total 91,387
Professional Services 0.3%
ManpowerGroup , Inc. 72 6,587
Nielsen Holdings PLC 378 7,711
Total 14,298
Road & Rail 0.9%
CSX Corp. 586 44,735
Landstar System, Inc. 5 554
Total 45,289
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.
(a)
207 8,433
Total Industrials 499,169
Information Technology  6.7%
Communications Equipment 0.1%
F5 Networks, Inc.
(a)
3 367
Motorola Solutions, Inc. 32 5,664
Total 6,031
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.
(a)
60 4,556
Avnet, Inc. 75 2,737
National Instruments Corp. 89 3,972
Trimble, Inc.
(a)
152 6,463
Total 17,728
IT Services 0.4%
CACI International, Inc. Class A
(a)
18 4,814
Leidos Holdings, Inc. 98 9,846
VeriSign, Inc.
(a)
24 4,995
Total 19,655
Semiconductors & Semiconductor Equipment 4.8%
Intel Corp. 3,214 205,471
Lam Research Corp. 13 3,876
Maxim Integrated Products, Inc. 123 7,395
Microchip Technology, Inc. 123 11,990
Qorvo , Inc.
(a)
87 9,210
Common Stocks (continued)
Issuer Shares Value ($)
Skyworks Solutions, Inc. 119 13,465
Total 251,407
Software 0.5%
Autodesk, Inc.
(a)
36 7,087
Cerence , Inc.
(a)
25 534
Dynatrace , Inc.
(a)
8 250
LogMeIn, Inc. 35 3,009
NortonLifeLock , Inc. 424 12,050
SolarWinds Corp.
(a)
23 435
SS&C Technologies Holdings, Inc. 15 945
Total 24,310
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc. Class C
(a)
30 1,463
HP, Inc. 1,044 22,258
Xerox Holdings Corp. 134 4,767
Total 28,488
Total Information Technology 347,619
Materials  3.8%
Chemicals 2.1%
Cabot Corp. 80 3,188
Celanese Corp. 171 17,699
CF Industries Holdings, Inc. 272 10,956
Eastman Chemical Co. 191 13,613
Huntsman Corp. 309 6,353
LyondellBasell Industries NV Class A 371 28,886
Olin Corp. 235 3,494
PPG Industries, Inc. 220 26,365
Total 110,554
Construction Materials 0.0%
Eagle Materials, Inc. 10 912
Containers & Packaging 0.8%
Ardagh Group SA 25 477
Avery Dennison Corp. 8 1,050
International Paper Co. 542 22,070
Packaging Corp. of America 130 12,447
Sealed Air Corp. 201 7,136
Total 43,180
Metals & Mining 0.8%
Nucor Corp. 431 20,468
Reliance Steel & Aluminum Co. 90 10,332
Steel Dynamics, Inc. 292 8,725
Total 39,525
Paper & Forest Products 0.1%
Domtar Corp. 88 3,064
Total Materials 197,235
Real Estate  5.3%
Equity Real Estate Investment Trusts (REITs) 5.1%
American Homes 4 Rent Class A 149 4,072
Boston Properties, Inc. 159 22,793
Brandywine Realty Trust 178 2,780
Brixmor Property Group, Inc. 306 6,108
Camden Property Trust 97 10,906
Corporate Office Properties Trust 115 3,423
CubeSmart 195 6,176
CyrusOne , Inc. 114 6,937
Douglas Emmett, Inc. 173 7,179
Empire State Realty Trust, Inc. Class A 151 2,048
Equity Residential 379 31,487
Essex Property Trust, Inc. 67 20,754
Extra Space Storage, Inc. 24 2,656
Gaming and Leisure Properties, Inc. 207 9,782
Highwoods Properties, Inc. 104 5,211

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2020 (Unaudited)
4 |
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:
(c) The rate shown is the seven-day current annualized yield at January 31, 2020.
Common Stocks (continued)
Issuer Shares Value ($)
Invitation Homes, Inc. 544 17,120
Life Storage, Inc. 48 5,433
Mid-America Apartment Communities, Inc. 117 16,054
Outfront Media, Inc. 123 3,658
Paramount Group, Inc. 206 2,896
Prologis, Inc. 647 60,093
Public Storage 37 8,279
SITE Centers Corp. 145 1,843
Spirit Realty Capital, Inc. 92 4,856
Taubman Centers, Inc. 61 1,612
Total 264,156
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
219 13,370
Total Real Estate 277,526
Utilities  7.0%
Electric Utilities 5.3%
American Electric Power Co., Inc. 489 50,963
Duke Energy Corp. 724 70,684
Entergy Corp. 196 25,778
Exelon Corp. 975 46,400
PG&E Corp.
(a)
552 8,396
Southern Co. (The) 1,039 73,146
Total 275,367
Gas Utilities 0.1%
National Fuel Gas Co. 81 3,498
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The) 662 13,148
Common Stocks (continued)
Issuer Shares Value ($)
NRG Energy, Inc. 252 9,296
Vistra Energy Corp. 429 9,661
Total 32,105
Multi-Utilities 1.0%
DTE Energy Co. 182 24,135
Public Service Enterprise Group, Inc. 504 29,837
Total 53,972
Total Utilities 364,942
Total Common Stocks
(Cost $5,001,524) 5,093,962
Exchange-Traded Equity Funds 1.4%
Issuer Shares Value ($)
Financials  1.4%
Financial Select Sector SPDR Fund 2,465 73,851
Total Exchange-Traded Equity Funds
(Cost $69,680) 73,851
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.409%
(c)
(Cost $27,291) 27,291 27,291
Total Money Market Funds
(Cost $27,291) 27,291
Total Investments in Securities
(Cost $5,098,495) 5,195,104
Other Assets & Liabilities, Net 3,295
Net Assets 5,198,399
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. 105 20 – 125 – 1,472 102 20,676
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.